Accrued expenses and other current liabilities (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Accrued expenses and other current liabilities
Payroll payable	$ 528,902	$ 291,616
Accrued expenses	473,837	232,581
Interest payable	157,801	0
Accrued expenses and other current liabilities	$ 1,169,540	$ 524,197